As filed with the Securities and Exchange Commission on November 5, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

File Nos. 2-75152, 811-03343

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 45
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 48

SIT LARGE CAP GROWTH FUND, INC.

(Exact Name of Registrant as Specified in Charter)

File Nos. 2-75151, 811-03342

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 45
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 48

SIT MID CAP GROWTH FUND, INC.

(Exact Name of Registrant as Specified in Charter)

File Nos. 33-42101, 811-06373

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 44
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 45

SIT MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

3300 IDS Center, Minneapolis, Minnesota 55402

(Address of Principal Executive Offices) (Zip Code)

(612) 332-3223

(Registrants’ Telephone Number, including Area Code)

Kelly K. Boston, Esq.

Sit Mutual Funds

3300 IDS Center

Minneapolis, Minnesota 55402

(Name and Address of Agent for Service)

Copy to:

Michael J. Radmer, Esq.

Dorsey & Whitney, LLP

50 South 6th Street, Suite 1500

Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):

XX	immediately upon filing pursuant to paragraph (b) of rule 485 on (specify date) pursuant to paragraph (b) of rule 485
60 days after filing pursuant to paragraph (a)(1) of rule 485 on (specify date) pursuant to paragraph (a)(1) of rule 485
75 days after filing pursuant to paragraph (a)(2) of rule 485 on (specify date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 5th day of November 2013.

SIT LARGE CAP GROWTH FUND, INC. (Registrant)

By	/s/ Roger J. Sit
Roger J. Sit, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. The enclosed Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Signature and Title

/s/ Roger J. Sit Roger J. Sit, Chairman (Principal Executive Officer)	Dated: November 5, 2013

/s/ Paul E. Rasmussen Paul E. Rasmussen, Treasurer (Principal Financial Officer and Accounting Officer)	Dated: November 5, 2013

William E. Frenzel, Director*

Edward M. Giles, Director*

Sidney L. Jones, Director*

Bruce C. Lueck, Director*

Donald W. Phillips, Director*

Barry N. Winslow, Director*

By /s/ Roger J. Sit Roger J. Sit, Attorney-in-fact *Pursuant to a power of attorney filed previously with the Commission.	Dated: November 5, 2013

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 5th day of November 2013.

SIT MID CAP GROWTH FUND, INC. (Registrant)

By	/s/ Roger J. Sit
Roger J. Sit, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. The enclosed Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Signature and Title

/s/ Roger J. Sit Roger J. Sit, Chairman (Principal Executive Officer)	Dated: November 5, 2013

/s/ Paul E. Rasmussen Paul E. Rasmussen, Treasurer (Principal Financial Officer and Accounting Officer)	Dated: November 5, 2013

William E. Frenzel, Director*

Edward M. Giles, Director*

Sidney L. Jones, Director*

Bruce C. Lueck, Director*

Donald W. Phillips, Director*

Barry N. Winslow, Director*

By /s/ Roger J. Sit Roger J. Sit, Attorney-in-fact *Pursuant to a power of attorney filed previously with the Commission.	Dated: November 5, 2013

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 5th day of November 2013.

SIT MUTUAL FUNDS, INC. (Registrant)

By	/s/ Roger J. Sit
Roger J. Sit, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. The enclosed Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Signature and Title

/s/ Roger J. Sit Roger J. Sit, Chairman (Principal Executive Officer)	Dated: November 5, 2013

/s/ Paul E. Rasmussen Paul E. Rasmussen, Treasurer (Principal Financial Officer and Accounting Officer)	Dated: November 5, 2013

William E. Frenzel, Director*

Edward M. Giles, Director*

Sidney L. Jones, Director*

Bruce C. Lueck, Director*

Donald W. Phillips, Director*

Barry N. Winslow, Director*

By /s/ Roger J. Sit Roger J. Sit, Attorney-in-fact *Pursuant to a power of attorney filed previously with the Commission.	Dated: November 5, 2013

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-1-1.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase